Commitments and Contingencies - Additional Information (Details) - Feb. 29, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Other Commitments [Line Items]
Investment Company, Committed Capital	¥ 64,896	$ 9,016
Long-term investment obligations	9,000	$ 1,250
Long-term borrowings	¥ 40,000		$ 5,557